UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21606

Tilson Investment Trust

(Exact name of registrant as specified in charter)

145 East 57th Street, 10th Floor, New York, New York 10022

(Address of principal executive offices)           (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

    ITEM 1. SCHEDULE OF INVESTMENTS
Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 87.74%				CALL OPTIONS PURCHASED - 6.47%
				(Note 2)
Commercial Services - 2.15%				*	American Express Company, 01/17/2009
*	TravelCenters of America LLC	27,831	$ 410,507		Strike $50.00	9,700	$ 64,020
				*	Fairfax Financial Holdings Limited, 07/19/2008
Diversified Financial Services - 3.08%					Strike $220.00	1,400	158,410
	American Express Company	11,897	586,760	*	Johnson & Johnson, 01/17/2009
					Strike $50.00	400	5,640
Food - 12.04%				*	Odyssey Re Holdings Corp., 08/16/2008
*	American Italian Pasta Company	27,000	183,600		Strike $30.00	3,800	38,380
*	Winn-Dixie Stores, Inc	119,130	2,110,984	*	Target Corporation, 01/17/2009
			2,294,584		Strike $40.00	16,000	304,000
Holding Company - Diversified - 10.38%				*	Target Corporation, 01/16/2010
	Resource America, Inc.	155,957	1,977,535		Strike $45.00	35,000	663,250

Home Furnishings - 0.09%				Total Call Options Purchased
	Whirlpool Corporation	200	17,022		(Cost $1,188,429)		1,233,700

Insurance - 28.19%				WARRANTS - 0.20%
*	Berkshire Hathaway Inc.	641	2,916,550	*	GLG Partners, Inc.
a	Fairfax Financial Holdings Limited	6,782	2,211,068		(Cost $10,728)	8,317	37,260
	Odyssey Re Holdings Corp.	6,429	244,173
			5,371,791	INVESTMENT COMPANY - 0.59%
Internet - 4.17%					Evergreen Institutional Treasury Money Market Fund, 2.17%
*	CNET Networks, Inc.	100,648	794,113		(Cost $112,058)	112,058	112,058

Leisure Time - 1.79%				Total Investments (Cost $18,605,161) - 95.0% $ 18,104,344
	Ambassadors International, Inc.	28,123	340,851	Other Assets less Liabilities - 5.00%			952,876

Real Estate Investment Trust - 0.04%				Net Assets - 100.00%			$ 19,057,220
	Winthrop Realty Trust	1,408	7,969
				*	Non-income producing investment.
Retail - 25.66%				a	Canadian security-represents 13.55% of Net Assets (note 3).
	Barnes & Nobles, Inc.	27,522	934,372
	Borders Group, Inc.	77,534	873,033
	Celebrate Express, Inc.	88,668	533,781
	Foot Locker, Inc.	17,618	241,190	Aggregate cost for federal income tax purposes and book purposes is the same. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:
	McDonald's Corporation	16,800	899,640
*a	Sears Canada Inc.	19,297	369,914
*	Sears Holdings Corporation	8,308	917,951
	Wal-Mart Stores, Inc.	2,400	122,112	Aggregate gross unrealized appreciation			$ 2,416,931
			4,891,993	Aggregate gross unrealized depreciation			(2,917,748)
Transportation - 0.15%
*	Sirva Inc.	256,376	28,201	Net unrealized appreciation			$ (500,817)

Total Common Stocks (Cost $17,293,946)			16,721,326				(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of January 31, 2008

Summary of Investments by Industry			Note 2 - Option Valuation
	% of Net Assets

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 3 - Foreign Currency Translation

Industry		Market Value
Banks	0.20%	$ 37,260
Commercial Services	2.15%	410,507
Diversified Financial Services	3.41%	650,780
Food	12.04%	2,294,584
Holding Company - Diversified	10.38%	1,977,535
Home Furnishings	0.09%	17,022
Insurance	29.22%	5,568,581
Internet	4.17%	794,113
Investment Company	0.59%	112,058
Leisure Time	1.79%	340,851
Real Estate Investment Trust	0.04%	7,969
Retail	30.77%	5,864,883
Transportation	0.15%	28,201
Total	95.00%	$ 18,104,344

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2008
		Shares	Market Value (Note 1)			Shares	MarketValue (Note 1)

COMMON STOCKS - 95.07%				Retail - 18.17%
				*	Buffalo Wild Wings Inc. †	7,700	$ 193,809
Biotechnology - 6.65%				*	Jamba, Inc. †	61,700	188,802
*ε	American Oriental			*	P.F. Chang's China Bistro, Inc. †	12,800	364,032
	Bioengineering, Inc. †	50,800	$ 496,316	*	Sears Holdings Corporation †	3,000	331,470
					Target Corporation †	5,000	277,900
Diversified Financial Services - 1.36%							1,356,013
	Hennessy Advisors, Inc.	12,650	101,200	Telecommunications - 3.94%
				*	Cisco Systems, Inc. †	12,000	294,000
Food - 3.17%
	Whole Foods Market, Inc. †	6,000	236,640	Water - 5.06%
				*	PICO Holdings, Inc. †	11,400	377,454
Healthcare - Products - 1.98%
*π	Syneron Medical Ltd. †	9,700	147,634	Total Common Stocks (Cost $7,370,136)			7,093,876

Holding Companies - Diversified -1.80%				LIMITED PURPOSE TRUSTS - 1.30%
	Resource America, Inc. †	10,600	134,408	a	AG Growth Income Fund
					(Cost $78,853)	3,200	97,319
Insurance - 18.69%
a	Fairfax Financial Holdings Limited	1,200	391,224	INVESTMENT COMPANY (Open-ended) - 5.24%
	Fidelity National Title Group, Inc.	14,700	289,443		Evergreen Institutional Treasury Money Market Fund, 2.17%
	LandAmerica Financial Group,				(Cost $391,128)	391,128	391,128
	Inc. †	6,700	349,472
	Odyssey Re Holdings Corp.	9,600	364,608	Total Investments (Cost $7,840,117) - 101.61%			$ 7,582,323
			1,394,747	Liabilities in Excess of Other Assets - (1.61)%			(120,166)
Internet - 6.20%
*	eBay Inc. †	17,200	462,508	Net Assets - 100.00%			$ 7,462,157

Investment Company (Closed-ended) - 4.46%				*	Non-income producing investment.
	Prospect Capital Corporation	23,000	333,040	a	Canadian security (note 1).
				ε	Chinese security (note 1).
Mining - 9.60%				π	Israel Security (note 1).
*a	Ivanhoe Mines Ltd. †	20,300	196,098	†	Portion of the security is pledged as collateral for call options written.
*a	Seabridge Gold Inc. †	20,800	520,000
			716,098
Oil & Gas - 8.02%
*	Southwestern Energy Company †	10,700	598,237

Pharmaceuticals - 5.97%
*	Noven Pharmaceuticals, Inc. †	11,200	150,416	(Continued)
*	PetMed Express, Inc. †	23,900	295,165
			445,581

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of January 31, 2008

Summary of Investments by Industry
	% of Net Assets	Market
Industry		Value
Biotechnology	6.65%	$ 496,316
Diversified Financial Services	1.36%	101,200
Food	3.17%	236,640
Healthcare - Products	1.98%	147,634
Holding Companies - Diversified	1.80%	134,408
Insurance	18.69%	1,394,747
Internet	6.20%	462,508
Investment Company (Closed-ended)	4.46%	333,040
Investment Company (Open-ended)	5.24%	391,128
Limited Purpose Trusts	1.30%	97,319
Mining	9.60%	716,098
Oil & Gas	8.02%	598,237
Pharmaceuticals	5.97%	445,581
Retail	18.17%	1,356,013
Telecommunications	3.94%	294,000
Water	5.06%	377,454
Total	101.61%	$ 7,582,323

Summary of Investments by Country
	% of Net Assets	Market
Country		Value
Canada	16.14%	1,204,641
China	6.65%	496,316
Israel	1.98%	147,634
United States	76.84%	5,733,732
Total	101.61%	$ 7,582,323

Aggregate cost for federal income tax purposes and book purposes is the same. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$ 545,184
Aggregate gross unrealized depreciation		(802,978)

Net unrealized appreciation		$ (257,794)

See Notes to Financial Statements

Tilson Dividend Fund

Call Options Written
(Unaudited)

As of January 31, 2008

		Shares Subject to Call	Market Value (Note 1)	*	Target Corporation, 1/17/2009
					Strike $65.00	5,000	$ 27,500
				*	Whole Foods Market, Inc., 5/17/2008
					Strike $55.00	1,100	$ 539
Common Stocks, Expiration Date, Exercise Price
(Note 3)				Total (Premiums Received $199,591)			$ 167,886
*	American Oriental Bioengineering, Inc., 4/19/2008
	Strike $12.50	20,900	9,928	*	Non-income producing investment.
*	Buffalo Wild Wings Inc., 6/21/2008
	Strike $35.00	7,700	7,854
*	Cisco Systems, Inc., 1/17/2009
	Strike $35.00	12,000	7,560
*	eBay Inc., 1/17/2009
	Strike $45.00	9,200	3,680
*	Ivanhoe Mines Ltd., 6/21/2008
	Strike $17.50	4,000	600
*	Jamba, Inc., 7/19/2008
	Strike $5.00	15,000	1,875
*	Jamba, Inc., 1/17/2009
	Strike $5.00	24,800	8,680
*	LandAmerica Financial Group, Inc., 1/17/2009
	Strike $60.00	4,500	38,250
	Strike $65.00	2,200	15,510
*	Noven Pharmaceuticals, Inc., 07/19/2008
	Strike $17.50	6,500	2,763
*	PetMed Express, Inc., 6/21/2008
	Strike $17.50	12,000	1,500
*	P.F. Chang's China Bistro, Inc., 7/19/2008
	Strike $35.00	9,600	15,120
*	PICO Holdings, Inc., 4/19/2008
	Strike $45.00	1,200	120
*	Resource America, Inc., 3/22/2008
	Strike $20.00	5,300	265
*	Resource America, Inc., 6/21/2008
	Strike $20.00	5,300	927
*	Seabridge Gold Inc., 5/17/2008
	Strike $40.00	3,000	1,425
*	Sears Holding Corp, 6/21/2008
	Strike $170.00	800	900
*	Sears Holding Corp, 1/17/2009
	Strike $160.00	2,200	10,560
*	Southwestern Energy Company, 6/21/2008
	Strike $60.00	2,900	12,180
*	Syneron Medical Ltd., 6/21/2008
	Strike $25.00	3,000	150
See Notes to Financial Statements

Tilson Dividend Fund

Notes to Financial Statements
(Unaudited)

As of January 31, 2008

Note 1 - Investment Valuation	Note 2 - Foreign Currency Translation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Note 3 - Option Writing

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust

By: (Signature and Title)

                                             /s/ Whitney R. Tilson

Whitney R. Tilson

Trustee, President, and Principal Executive Officer

Date: March 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

                                             /s/ Whitney R. Tilson

Whitney R. Tilson

Trustee, President, and Principal Executive Officer

Tilson Investment Trust

Date: March 19, 2008

By: (Signature and Title)

 /s/ Glenn H. Tongue

 Glenn H. Tongue

 Vice President, Treasurer, and Principal Financial Officer

 Tilson Investment Trust

Date: March 14, 2008